Earnings (Loss) per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net (loss) attributable to common stockholders					$ (1,040,236)	$ (3,496,687)
Basic weighted average outstanding shares of common stock	1,000,371,607	857,473,771	971,151,423	811,800,080	872,685,608	424,874,458
Dilutive effects of common share equivalents					$ 0	$ 0
Dilutive weighted average outstanding shares of common stock					872,685,608	424,874,458
Net loss per share of common stock - basic and diluted	$ 0.00	$ .00	$ .00	$ .00	$ 0.00	$ (0.01)